Employee Benefit Expenses - Summary of Employee Benefit Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Employee Benefit Expenses [abstract]
Wages and salaries	₺ 6,319,471	₺ 6,795,403	₺ 6,681,680
Employee termination benefits	84,262	99,102	91,099
Defined contribution plans	64,309	66,401	70,379
Employee benefit expenses	₺ 6,468,042	₺ 6,960,906	₺ 6,843,158